Leases	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

10. Leases

Our operating leases primarily consist of leases of offices. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. We used the incremental borrowing rate of 4.75% as the discount rate, based on the information available at commencement date in determining the present value of lease payments.

Supplemental balance sheet information related to leases was as follows:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Operating lease:
Operating lease right-of-use assets	811,819	659,985	90,948

Current operating lease obligation	350,366	370,559	51,064
Noncurrent operating lease obligation	461,453	289,426	39,884
Total operating lease obligation	811,819	659,985	90,948

Operating lease expense for the six months ended March 31, 2024 and 2025 was RMB247,260 and RMB195,303 (US$26,913), respectively.

The undiscounted future minimum lease payment schedule as follows:

As of March 31,	RMB	US$
2026	391,897	54,005
2027	293,923	40,504
Total	685,820	94,509
Less imputed interest	(25,835)	(3,560)
Present value of operating lease liabilities	659,985	90,948
Less current portion of lease obligation	(370,559)	(51,064)
	289,426	39,884

Other supplemental information about the Company’s operating lease as of:

March 31, 2025
Weighted average discount rate	4.75%
Weighted average remaining lease term (years)	1.75